Related Party Transactions (Tables)	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Summary of Benefit Expenses in Relation with Key Management Personnel
The Company incurred the following benefit expenses in relation with key management personnel:

( in millions of Canadian dollars)	Years ended
	January 31, 2025	January 31, 2024
		Reclassified (Note 2)
Current remuneration	$7.8	$8.2
Post-employment benefits	1.0	1.0
Stock-based compensation expense	9.9	9.5
Total	$18.7	$18.7